SCHEDULE OF INVESTMENTS

Corporate Bond (in thousands)	MARCH 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5-26-22	$1,470	$1,226
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	831	928
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	1,615	1,756
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA, 3.575%, 1-15-28	833	790
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA, 3.650%, 2-15-29	2,131	2,028
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B, 2.000%, 6-10-28	1,525	1,387
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	2,561	2,376

TOTAL ASSET-BACKED SECURITIES – 1.7%		$10,491
(Cost: $10,860)

CORPORATE DEBT SECURITIES
Communication Services
Advertising – 0.6%
Interpublic Group of Cos., Inc. (The), 4.750%, 3-30-30	2,025	2,013
Omnicom Group, Inc., 4.200%, 6-1-30	1,500	1,546

		3,559

Broadcasting – 0.2%
Fox Corp., 3.500%, 4-8-30	1,075	1,073

Cable & Satellite – 1.3%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.464%, 7-23-22	1,800	1,859

Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	500	562
4.600%, 10-15-38	1,125	1,402
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.250%, 11-1-39	3,875	4,089

		7,912

Integrated Telecommunication Services – 2.5%
AT&T, Inc.:
3.950%, 1-15-25	1,000	1,054
2.950%, 7-15-26	2,000	1,967
4.350%, 3-1-29	3,500	3,763
Verizon Communications, Inc.:
4.500%, 8-10-33	3,500	4,213
5.250%, 3-16-37	1,250	1,599
4.812%, 3-15-39	1,684	2,076

		14,672

Interactive Home Entertainment – 0.5%
Activision Blizzard, Inc., 2.300%, 9-15-21	3,145	3,167

Movies & Entertainment – 0.6%
Walt Disney Co. (The):
4.125%, 6-1-44	2,574	3,047
2.750%, 9-1-49	500	494

		3,541

Publishing – 0.3%
Thomson Reuters Corp., 5.850%, 4-15-40	1,500	1,774

Wireless Telecommunication Service – 1.0%
Crown Castle Towers LLC, 3.663%, 5-15-25(A)	2,450	2,451
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	1,313	1,306
Vodafone Group plc, 4.125%, 5-30-25	2,000	2,130

		5,887

Total Communication Services - 7.0%		41,585

Consumer Discretionary
Apparel Retail – 0.2%
TJX Cos., Inc. (The), 4.500%, 4-15-50	1,250	1,340

Auto Parts & Equipment – 0.1%
Delphi Jersey Holdings plc, 5.000%, 10-1-25(A)	1,075	857

Automobile Manufacturers – 0.2%
General Motors Co., 5.000%, 10-1-28	1,250	1,096

Automotive Retail – 0.3%
AutoZone, Inc., 4.000%, 4-15-30	1,900	1,939

Casinos & Gaming – 0.5%
GLP Capital L.P. and GLP Financing II, Inc., 4.000%, 1-15-30	640	538

Las Vegas Sands Corp., 3.500%, 8-18-26	2,700	2,470

		3,008

Education Services – 0.1%
University of Southern California, 3.028%, 10-1-39	500	482

Footwear – 0.9%
NIKE, Inc.:
3.875%, 11-1-45	3,500	4,138
3.375%, 3-27-50	1,000	1,096

		5,234

Home Improvement Retail – 0.5%
Home Depot, Inc. (The), 4.200%, 4-1-43	2,800	3,254

Hotels, Resorts & Cruise Lines – 0.7%
Royal Caribbean Cruises Ltd.:
2.650%, 11-28-20	1,875	1,689
3.700%, 3-15-28	3,500	2,204

		3,893

Restaurants – 0.8%
Starbucks Corp., 4.450%, 8-15-49	4,000	4,571

Total Consumer Discretionary - 4.3%		25,674

Consumer Staples
Brewers – 2.0%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 4.750%, 1-23-29	10,750	11,819

Drug Retail – 1.0%
CVS Health Corp.:
2.800%, 7-20-20	75	75
3.250%, 8-15-29	1,875	1,826
5.050%, 3-25-48	3,600	4,088

		5,989

Food Distributors – 0.2%
Sysco Corp.:
6.600%, 4-1-40	665	714
6.600%, 4-1-50	325	353

		1,067

Food Retail – 0.2%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(A)	1,600	1,487

Hypermarkets & Super Centers – 0.7%
Walmart, Inc., 4.050%, 6-29-48	3,325	4,276

Packaged Foods & Meats – 2.3%
General Mills, Inc., 3.200%, 4-16-21	4,045	4,083
Mars, Inc.:
3.200%, 4-1-30(A)	1,625	1,698
3.950%, 4-1-49(A)	1,000	1,085
Nestle Holdings, Inc., 3.900%, 9-24-38(A)	3,500	4,029
Smithfield Foods, Inc.:
2.650%, 10-3-21(A)	1,250	1,170
3.350%, 2-1-22(A)	1,500	1,459

		13,524

Personal Products – 0.7%
Estee Lauder Co., Inc. (The):
4.150%, 3-15-47	1,875	2,022
3.125%, 12-1-49	2,000	1,942

		3,964

Soft Drinks – 0.4%
Keurig Dr Pepper, Inc., 4.057%, 5-25-23	2,125	2,213

Tobacco – 1.4%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
3.490%, 2-14-22	1,830	1,850
2.850%, 8-9-22	2,550	2,562
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	2,700	2,640
Philip Morris International, Inc., 2.875%, 5-1-24	1,230	1,261

		8,313

Total Consumer Staples - 8.9%		52,652
Energy
Oil & Gas Equipment & Services – 0.7%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 2.773%, 12-15-22	3,000	2,855
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 3.700%, 1-31-51	1,500	1,339

		4,194

Oil & Gas Exploration & Production – 1.9%
BP Capital Markets plc (GTD by BP plc):
3.216%, 11-28-23	1,500	1,541
3.814%, 2-10-24	3,000	3,037
Canadian Natural Resources Ltd., 3.850%, 6-1-27	5,500	4,355
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11-15-34	218	237
EQT Corp.:
3.000%, 10-1-22	1,450	1,211
6.125%, 2-1-25	650	500

		10,881

Oil & Gas Refining & Marketing – 0.3%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 2.247%, 2-26-21(B)	2,000	1,871

Oil & Gas Storage & Transportation – 5.2%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	2,000	1,501
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	1,075	943
Colonial Pipeline Co., 4.250%, 4-15-48(A)	1,000	967
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	1,000	973
Enbridge, Inc. (GTD by Enbridge Energy Partners L.P. and Spectra Energy Partners L.P.), 3.125%, 11-15-29	1,825	1,687
Energy Transfer Partners L.P.:
4.200%, 4-15-27	2,000	1,620
6.000%, 6-15-48	1,000	840

EQT Midstream Partners L.P., 4.750%, 7-15-23	1,000	724
Kinder Morgan, Inc., 5.550%, 6-1-45	1,000	1,027
Midwest Connector Capital Co. LLC, 3.900%, 4-1-24(A)	1,400	1,307
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	848
4.500%, 12-15-26	1,750	1,414
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	2,500	2,466
Sabine Pass Liquefaction LLC, 4.200%, 3-15-28	2,150	1,846
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	2,000	1,583
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	500	498
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	2,000	2,247
TransCanada Corp., 5.100%, 3-15-49	3,000	3,368
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3-15-48	1,000	993
Western Midstream Operating L.P.:
3.100%, 2-1-25	1,075	562
4.050%, 2-1-30	725	319
Williams Partners L.P., 4.850%, 3-1-48	3,250	3,034

		30,767

Total Energy - 8.1%		47,713
Financials
Asset Management & Custody Banks – 2.0%
BlackRock, Inc., 3.250%, 4-30-29	1,900	2,007
Blackstone Holdings Finance Co. LLC, 2.500%, 1-10-30(A)	1,875	1,742
Brookfield Finance LLC (GTD by Brookfield Asset Management, Inc.), 3.450%, 4-15-50	3,250	2,601
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.700%, 9-20-47	1,000	940
KKR Group Finance Co. III LLC, 5.125%, 6-1-44(A)	1,885	1,929
Owl Rock Capital Corp.:
5.250%, 4-15-24	675	655
4.000%, 3-30-25	1,025	790
State Street Corp., 4.375%, 3-7-21	1,250	1,272

		11,936

Consumer Finance – 0.7%
Capital One Financial Corp., 3.750%, 7-28-26	1,000	944
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	1,500	1,470
3.810%, 1-9-24	1,500	1,350

General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.200%, 7-6-21	500	478

		4,242

Diversified Banks – 9.0%
Banco Santander S.A., 3.500%, 4-11-22	1,250	1,236
Bank of America Corp.:
2.503%, 10-21-22	4,000	4,009
5.875%, 9-15-66	2,000	2,027
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 2.511%, 2-5-26(B)(C)	4,000	3,633
Bank of New York Mellon Corp. (The), 3.550%, 9-23-21(C)	1,250	1,276
BB&T Corp., 2.750%, 4-1-22	3,500	3,522
Citizens Bank N.A., 3.250%, 2-14-22	1,050	1,064
Commonwealth Bank of Australia, 2.000%, 9-6-21(A)	1,500	1,488
Danske Bank A.S., 2.700%, 3-2-22(A)	1,500	1,434
Fifth Third Bank N.A.:
2.250%, 6-14-21	500	498
3.350%, 7-26-21	1,500	1,511
Huntington Bancshares, Inc., 2.300%, 1-14-22	500	496
ING Groep N.V., 3.550%, 4-9-24	1,325	1,332
Korea Development Bank, 3.000%, 3-19-22	1,125	1,156
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	500	510
3.218%, 3-7-22	2,000	2,027
Mizuho Financial Group, Inc., 2.953%, 2-28-22	3,000	3,030
Royal Bank of Canada, 3.200%, 4-30-21	3,000	3,035
Santander Holdings USA, Inc., 3.400%, 1-18-23	2,500	2,470
Toronto-Dominion Bank, 3.250%, 3-11-24	1,875	1,960
Truist Financial Corp., 3.875%, 3-19-29	2,455	2,490
U.S. Bancorp, 3.375%, 2-5-24	1,000	1,062
U.S. Bank N.A., 3.450%, 11-16-21	3,500	3,567
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	998
3.069%, 1-24-23	1,500	1,525
4.300%, 7-22-27	2,580	2,765
4.150%, 1-24-29	1,000	1,091
4.478%, 4-4-31	1,275	1,442
Westpac Banking Corp., 2.000%, 8-19-21	1,000	997

		53,651

Diversified Capital Markets – 0.3%
Credit Suisse Group AG, 3.574%, 1-9-23(A)	2,000	2,018

Financial Exchanges & Data – 0.9%
Intercontinental Exchange, Inc., 4.250%, 9-21-48	2,750	3,184
S&P Global, Inc., 3.250%, 12-1-49	2,000	1,989

		5,173

Insurance Brokers – 0.8%
Marsh & McLennan Cos., Inc.:
3.500%, 12-29-20	1,000	1,007
2.750%, 1-30-22	2,000	2,025
Willis North America, Inc., 2.950%, 9-15-29	1,700	1,616

		4,648

Investment Banking & Brokerage – 3.6%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12-10-20	1,000	999
Daiwa Securities Group, Inc., 3.129%, 4-19-22(A)	1,000	1,010
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	1,000	1,007
2.905%, 7-24-23	1,000	1,005
4.250%, 10-21-25	3,250	3,417
3.500%, 11-16-26	2,000	2,044
4.017%, 10-31-38	1,500	1,506
Morgan Stanley:
5.000%, 11-24-25	2,150	2,376
3.875%, 1-27-26	3,850	4,155
2.699%, 1-22-31	1,500	1,468
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 3.201%, 10-24-23(B)	1,500	1,456
Raymond James Financial, Inc., 4.650%, 4-1-30	850	889

		21,332

Life & Health Insurance – 3.6%
Aflac, Inc., 4.750%, 1-15-49	2,250	2,487
MetLife Global Funding I, 1.950%, 9-15-21(A)	2,000	1,986
Metropolitan Life Insurance Co., 3.450%, 10-9-21(A)	3,000	3,022
New York Life Global Funding, 2.900%, 1-17-24(A)	5,500	5,777
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	2,540
Principal Life Global Funding II, 3.000%, 4-18-26(A)	1,000	995
Protective Life Global Funding:
2.262%, 4-8-20(A)	2,500	2,499
2.700%, 11-25-20(A)	1,000	1,001
Sumitomo Life Insurance Co., 4.000%, 9-14-77(A)	1,000	1,000

		21,307

Other Diversified Financial Services – 4.0%
Citigroup, Inc.:
3.500%, 5-15-23	2,000	2,060
3.875%, 3-26-25	2,000	2,096
4.450%, 9-29-27	1,680	1,762
4.125%, 7-25-28	1,075	1,103
4.412%, 3-31-31	1,300	1,430
4.700%, 7-30-68	850	735
5.000%, 3-12-69	2,500	2,286
JPMorgan Chase & Co.:
3.220%, 3-1-25	6,000	6,220
4.493%, 3-24-31	3,000	3,480
4.000%, 10-1-68	1,650	1,409
5.000%, 2-1-69	1,000	938

		23,519

Property & Casualty Insurance – 0.3%
Aon Corp. (GTD by Aon plc), 3.750%, 5-2-29	1,608	1,696

Regional Banks – 1.3%
PNC Bank N.A.:
2.450%, 11-5-20	264	265
3.300%, 10-30-24	1,000	1,042
PNC Financial Services Group, Inc. (The):
2.600%, 7-23-26	1,875	1,894
3.450%, 4-23-29	2,000	1,983
SunTrust Banks, Inc., 3.200%, 4-1-24	2,500	2,582

		7,766

Reinsurance – 0.3%
Reinsurance Group of America, Inc., 3.900%, 5-15-29	1,700	1,660

Specialized Finance – 0.9%
Air Lease Corp., 3.000%, 2-1-30(C)	1,075	777
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21(A)	3,000	3,032
8.100%, 7-15-36(A)	1,500	1,725

		5,534

Total Financials - 27.7%		164,482
Health Care
Biotechnology – 1.2%
Amgen, Inc.:
2.200%, 5-11-20	2,000	2,000
3.875%, 11-15-21	2,071	2,075
3.625%, 5-22-24	1,500	1,577
4.950%, 10-1-41	1,500	1,614

		7,266

Health Care Distributors – 0.4%
McKesson Corp., 3.650%, 11-30-20	2,500	2,518

Health Care Equipment – 0.9%
Becton Dickinson & Co., 2.894%, 6-6-22	3,000	3,003
Boston Scientific Corp., 4.550%, 3-1-39	1,875	2,061

		5,064

Health Care Facilities – 0.4%
HCA, Inc. (GTD by HCA Holdings, Inc.), 4.125%, 6-15-29	2,175	2,191

Health Care Services – 0.4%
Cigna Corp., 3.400%, 9-17-21	2,500	2,537

Health Care Supplies – 0.9%
Abbott Laboratories:
3.400%, 11-30-23	700	735
4.750%, 11-30-36	3,000	3,799
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9-23-21	1,000	996

		5,530

Life Sciences Tools & Services – 0.3%
PerkinElmer, Inc., 3.300%, 9-15-29	1,700	1,607

Managed Health Care – 1.3%
Humana, Inc., 2.900%, 12-15-22	5,000	4,974
UnitedHealth Group, Inc., 3.500%, 2-15-24(C)	2,500	2,660

		7,634

Pharmaceuticals – 2.4%
Bayer U.S. Finance LLC, 3.000%, 10-8-21(A)	1,500	1,485

Bristol-Myers Squibb Co., 2.900%, 7-26-24(A)(C)	1,875	1,987
Elanco Animal Health, Inc.:
3.912%, 8-27-21	1,250	1,244
5.022%, 8-28-23(D)	1,500	1,517
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3-15-21	1,000	999
Pfizer, Inc., 3.900%, 3-15-39	2,800	3,167
Zoetis, Inc.:
3.900%, 8-20-28	1,500	1,560
4.700%, 2-1-43	2,000	2,252

		14,211

Total Health Care - 8.2%		48,558
Industrials
Aerospace & Defense – 1.8%
BAE Systems Holdings, Inc., 3.850%, 12-15-25(A)	1,500	1,526
Boeing Co. (The):
1.650%, 10-30-20(C)	500	489
2.950%, 2-1-30(C)	2,000	1,852
3.750%, 2-1-50(C)	3,375	3,083
L3Harris Technologies, Inc., 4.400%, 6-15-28	1,250	1,352
Rockwell Collins, Inc., 2.800%, 3-15-22	1,500	1,515
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 4.600%, 6-15-28	720	619

		10,436

Airlines – 0.6%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	3,000	2,711
Sydney Airport Finance, 3.625%, 4-28-26(A)	1,000	1,072

		3,783

Building Products – 0.3%
Allegion plc, 3.500%, 10-1-29	1,700	1,649
Masco Corp., 4.500%, 5-15-47	250	218

		1,867

Construction Machinery & Heavy Trucks – 0.3%
Oshkosh Corp., 3.100%, 3-1-30	1,800	1,744

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.), 3.375%, 12-1-24	1,500	1,506

Environmental & Facilities Services – 1.1%
Republic Services, Inc., 3.050%, 3-1-50	3,000	2,650
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
4.100%, 3-1-45	2,500	2,773
4.150%, 7-15-49	1,000	1,150

		6,573

Industrial Conglomerates – 0.3%
Carlisle Cos., Inc., 2.750%, 3-1-30	1,800	1,573

Industrial Machinery – 0.3%
Roper Technologies, Inc., 2.950%, 9-15-29	2,000	1,987

Railroads – 0.8%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	1,000	1,212
Kansas City Southern, 4.300%, 5-15-43	1,475	1,490
Union Pacific Corp., 3.550%, 8-15-39	1,875	1,888

		4,590

Research & Consulting Services – 1.0%
RELX Capital, Inc. (GTD by RELX plc), 4.000%, 3-18-29	1,875	1,937
Verisk Analytics, Inc., 4.125%, 3-15-29	3,950	4,170

		6,107

Total Industrials - 6.8%		40,166
Information Technology
Application Software – 0.7%
Adobe, Inc., 2.300%, 2-1-30	3,000	2,999
Autodesk, Inc., 2.850%, 1-15-30	1,100	1,078

		4,077

Communications Equipment – 0.5%
Motorola Solutions, Inc., 4.600%, 5-23-29	2,825	2,967

Data Processing & Outsourced Services – 2.2%
Fiserv, Inc., 3.500%, 7-1-29	3,925	4,153
PayPal Holdings, Inc., 2.650%, 10-1-26	3,375	3,307
Visa, Inc.:
2.800%, 12-14-22	3,000	3,121
3.650%, 9-15-47	2,000	2,277

		12,858

Electronic Components – 0.4%
Amphenol Corp., 2.050%, 3-1-25	695	657
Maxim Integrated Products, Inc., 3.450%, 6-15-27	1,700	1,742

		2,399

Semiconductor Equipment – 0.3%
Lam Research Corp., 3.750%, 3-15-26	1,875	1,989

Semiconductors – 4.1%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.000%, 1-15-22	3,064	3,036
3.625%, 1-15-24	2,500	2,474
Broadcom, Inc.:
3.125%, 4-15-21(A)	1,417	1,400
3.125%, 10-15-22(A)	1,680	1,663
Intel Corp.:
4.000%, 12-15-32	1,500	1,764
4.100%, 5-19-46	4,000	4,831
Microchip Technology, Inc., 3.922%, 6-1-21	2,750	2,679
QUALCOMM, Inc.:
4.800%, 5-20-45	500	665
4.300%, 5-20-47	1,500	1,814
Texas Instruments, Inc., 3.875%, 3-15-39	3,500	4,031

		24,357

Systems Software – 0.9%
Microsoft Corp., 3.500%, 2-12-35	4,500	5,327

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.:

2.400%, 5-3-23	4,000	4,160
4.500%, 2-23-36	2,500	3,122
NetApp, Inc., 3.375%, 6-15-21	1,038	1,040

		8,322

Total Information Technology - 10.5%		62,296
Materials
Diversified Metals & Mining – 0.3%
Anglo American Capital plc, 3.750%, 4-10-22(A)	1,500	1,462

Specialty Chemicals – 0.5%
Ecolab, Inc., 4.800%, 3-24-30	850	967
Methanex Corp., 5.250%, 3-1-22	2,404	2,205

		3,172

Total Materials - 0.8%		4,634
Real Estate
Hotel & Resort REITs – 0.4%
Hospitality Properties Trust, 3.950%, 1-15-28	3,700	2,751

Industrial REITs – 0.1%
Aircastle Ltd., 5.500%, 2-15-22	598	544

Specialized REITs – 3.5%
American Tower Corp.:
3.070%, 3-15-23(A)	1,500	1,474
3.000%, 6-15-23	2,500	2,503
4.400%, 2-15-26	1,000	1,053
3.700%, 10-15-49	1,875	1,793
American Tower Trust I, 3.652%, 3-23-28(A)	1,000	971
Crown Castle International Corp.:
2.250%, 9-1-21	500	493
5.250%, 1-15-23	1,027	1,089
3.200%, 9-1-24	1,250	1,247
4.000%, 3-1-27	2,000	2,061
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	1,375	1,429
Equinix, Inc., 3.200%, 11-18-29	1,700	1,574
Public Storage, Inc., 3.385%, 5-1-29	1,500	1,505
Ventas Realty L.P. (GTD by Ventas, Inc.):
2.650%, 1-15-25	1,875	1,801
4.875%, 4-15-49	1,500	1,577

		20,570

Total Real Estate - 4.0%		23,865
Utilities
Electric Utilities – 4.2%
AEP Transmission Co. LLC, 4.250%, 9-15-48	1,500	1,549
Appalachian Power Co., 4.500%, 3-1-49	1,500	1,564
CenterPoint Energy, Inc., 4.250%, 11-1-28	1,683	1,726
Commonwealth Edison Co., 3.650%, 6-15-46	3,000	3,177
Consumers Energy Co., 4.350%, 4-15-49	1,500	1,804
Duke Energy Carolinas LLC, 3.750%, 6-1-45	1,625	1,787
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,000	1,087
Entergy Arkansas, Inc., 4.000%, 6-1-28	1,800	1,950
Entergy Louisiana LLC, 2.900%, 3-15-51	1,500	1,316

National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	2,000	2,305
Southern California Edison Co., 4.125%, 3-1-48	1,525	1,628
Southern Co. (The), 4.400%, 7-1-46	1,875	1,960
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,500	1,705
Wisconsin Electric Power Co.:
4.250%, 6-1-44	250	269
4.300%, 10-15-48	1,250	1,393

		25,220

Gas Utilities – 0.3%
Southern California Gas Co., 4.300%, 1-15-49	1,500	1,650

Independent Power Producers & Energy Traders – 0.4%
Black Hills Corp., 4.350%, 5-1-33	2,000	2,448

Multi-Utilities – 1.9%
Ameren Corp., 3.500%, 1-15-31	850	848
Baltimore Gas and Electric Co., 4.250%, 9-15-48	1,500	1,744
Berkshire Hathaway Energy Co., 2.800%, 1-15-23	1,500	1,444
Dominion Energy, Inc., 3.600%, 3-15-27	2,000	2,040
Dominion Resources, Inc., 2.750%, 1-15-22	3,000	2,990
Public Service Electric and Gas Co., 1.900%, 3-15-21	2,000	1,980

		11,046

Water Utilities – 0.5%
American Water Capital Corp., 4.150%, 6-1-49	2,500	2,759

Total Utilities - 7.3%		43,123

TOTAL CORPORATE DEBT SECURITIES – 93.6%		$554,748
(Cost: $553,810)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 0.1%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.782%, 3-25-35(B)	901	625

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$625
(Cost: $897)

MUNICIPAL BONDS - TAXABLE
New York – 0.7%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	2,805	3,845

Ohio – 0.3%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	2,000	2,043

Pennsylvania – 0.1%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds), 4.750%, 7-15-22	750	756

TOTAL MUNICIPAL BONDS - TAXABLE – 1.1%		$6,644
(Cost: $5,559)

OTHER GOVERNMENT SECURITIES(E)
Canada - 0.6%
Province de Quebec, 7.140%, 2-27-26	2,500	3,273

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%		$3,273
(Cost: $2,689)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.2%
Tennessee Valley Authority, 2.875%, 2-1-27	1,000	1,073

Mortgage-Backed Obligations - 0.0%
Government National Mortgage Association Agency REMIC/CMO, 0.004%, 6-17-45(F)	11	—*

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,073
(Cost: $1,002)

SHORT-TERM SECURITIES	Shares
Money Market Funds (H) - 1.8%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.390%(G)	730	730
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.310%	10,090	10,090

		10,820

TOTAL SHORT-TERM SECURITIES – 1.8%		$10,820
(Cost: $10,820)

TOTAL INVESTMENT SECURITIES – 99.1%		$587,674
(Cost: $585,637)

CASH AND OTHER ASSETS, NET OF LIABILITIES(I) – 0.9%		5,315

NET ASSETS – 100.0%		$592,989

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $77,617 or 13.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	All or a portion of securities with an aggregate value of $6,320 are on loan.
(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.
(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at March 31, 2020.
(I)	Cash of $327 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	177	6-30-20	17,700	$(24,548)	$(851)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$10,491	$—
Corporate Debt Securities	—	554,748	—
Mortgage-Backed Securities	—	625	—
Municipal Bonds	—	6,644	—
Other Government Securities	—	3,273	—
United States Government Agency Obligations	—	1,073	—
Short-Term Securities	10,820	—	—

Total	$10,820	$576,854	$—

Liabilities
Futures Contracts	$ 851	$ —	$ —

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$585,637

Gross unrealized appreciation	21,283
Gross unrealized depreciation	(19,246)

Net unrealized appreciation	$2,037